Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Reverse Recapitalization	The following summarizes the Company’s common stock outstanding as of the close of the transaction:

	Shares	%
Leo sponsor shares	6,875,000	8.0%
Leo public stockholders	1,701,281	2.0%
PIPE shares	15,000,000	17.4%
Common stock issued for Legacy Local Bounti voting common stock, Legacy Local Bounti non-voting common stock and conversion of convertible debt of Local Bounti	62,482,214	72.3%
Common stock issued to certain service providers as payment for services in connection with the Business Combination	241,000	0.3%

Total common stock	86,299,495	100.0%